PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

As of September 30, 2023 and December 31, 2022, property and equipment consist of the following (in thousands):

	September 30, 2023	December 31, 2022

Furniture and equipment	$1,321	$1,265
Leasehold improvements	2,479	2,479
Construction in progress	1,268	948
Molds	405	143
Gross property and equipment	5,473	4,835
Less accumulated depreciation	(2,190)	(1,753)

Net Property and equipment	$3,283	$3,082

As of December 31, 2022 and 2021, property and equipment consist of the following (in thousands):

	December 31,
	2022	2021

Furniture and equipment	$1,265	$1,394
Leasehold improvements	2,479	2,387
Construction in progress	948	212
Molds	143	75
Gross property and equipment	4,835	4,068
Less accumulated depreciation	(1,753)	(1,243)
Net Property and equipment	$3,082	$2,825